UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07537

Name of Fund: Royce Capital Fund
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2007

Date of reporting period: 9/30/2007

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND- MICRO-CAP PORTFOLIO
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 85.6%
	SHARES	VALUE
Consumer Products - 3.7%
Apparel and Shoes - 1.7%
Jos. A. Bank Clothiers [a,b]	107,900	$3,606,018
LaCrosse Footwear	257,201	4,593,610
True Religion Apparel [a,b]	165,900	2,919,840

		11,119,468

Food/Beverage/Tobacco - 1.0%
Boston Beer Cl. A [a,b]	34,400	1,673,904
Jones Soda [a,b]	140,000	1,688,400
Monterey Gourmet Foods [a]	331,600	1,263,396
Reliv International	181,000	1,810,000

		6,435,700

Home Furnishing and Appliances - 0.4%
AS Creation Tapeten [a]	45,280	2,962,980

Sports and Recreation - 0.3%
Arctic Cat	103,000	1,685,080

Other Consumer Products - 0.3%
RC2 Corporation [a,b]	74,800	2,071,212

Total		24,274,440

Consumer Services - 5.1%
Direct Marketing - 0.1%
Dover Saddlery [a,b]	120,365	734,226

Leisure and Entertainment - 1.0%
FortuNet [a,b]	138,200	1,355,742
4Kids Entertainment [a,b]	113,000	1,987,670
New Frontier Media	566,600	3,473,258

		6,816,670

Restaurants and Lodgings - 0.4%
Benihana [a,b]	61,314	1,050,309
Benihana Cl. A [a,b]	97,930	1,695,168

		2,745,477

Retail Stores - 2.3%
A.C. Moore Arts & Crafts [a,b]	239,500	3,774,520
Buckle (The)	79,350	3,010,539
Cache [a]	308,800	5,512,080
Cato Corporation Cl. A	124,500	2,544,780

		14,841,919

Other Consumer Services - 1.3%
Collectors Universe	261,807	3,686,243
Lincoln Educational Services [a,b]	272,304	3,550,844
Renaissance Learning	114,900	1,389,141

		8,626,228

Total		33,764,520

Financial Intermediaries - 4.2%
Banking - 1.0%
Bancorp (The) [a,b]	127,528	2,354,167
Canadian Western Bank	150,800	4,320,917

		6,675,084

Insurance - 2.2%
AmCOMP [a,b]	217,400	2,052,256
American Safety Insurance Holdings [a]	163,200	3,234,624
Argo Group International Holdings	70,027	3,046,875
Navigators Group [a,b]	56,300	3,054,275
United Fire & Casualty	78,630	3,073,647

		14,461,677

Securities Brokers - 1.0%
Cowen Group [a,b]	196,900	2,721,158
Sanders Morris Harris Group	368,500	3,740,275

		6,461,433

Total		27,598,194

Financial Services - 1.1%
Information and Processing - 0.1%
EDGAR Online [a,b]	337,000	1,004,260

Investment Management - 1.0%
ADDENDA Capital	163,100	3,299,223
Anima	775,656	3,213,065

		6,512,288

Total		7,516,548

Health - 11.3%
Drugs and Biotech - 4.6%
Barrier Therapeutics [a,b]	206,400	1,246,656
Cell Genesys [a]	285,500	1,090,610
Cerus Corporation [a,b]	404,000	3,526,920
DUSA Pharmaceuticals [a,b]	525,649	1,145,915
Dyax Corporation [a,b]	679,516	2,446,258
Genitope Corporation [a,b]	311,000	1,393,280
Infinity Pharmaceuticals [a,b]	116,925	1,059,340
Lexicon Pharmaceuticals [a,b]	747,600	2,586,696
Maxygen [a,b]	183,000	1,246,230
Neogen Corporation [a,b]	183,050	4,341,946
Orchid Cellmark [a]	949,200	5,306,028
ULURU [a,b]	694,800	3,279,456
Zila [a,b]	1,419,500	1,646,620

		30,315,955

Health Services - 1.1%
Bio-Imaging Technologies [a,b]	303,823	2,163,220
CorVel Corporation [a,b]	78,225	1,808,562
Hooper Holmes [a,b]	585,700	1,382,252
U.S. Physical Therapy [a]	136,400	2,018,720

		7,372,754

Medical Products and Devices - 5.3%
Anika Therapeutics [a]	123,252	2,564,874
Bruker BioSciences [a]	506,543	4,457,578
Caliper Life Sciences [a,b]	321,000	1,842,540
Candela Corporation [a]	161,500	1,371,135
Exactech [a,b]	159,000	2,551,950
ICU Medical [a,b]	15,000	581,250
Kensey Nash [a]	45,000	1,174,950
Langer [a]	360,300	1,801,500
Merit Medical Systems [a]	176,600	2,292,268
Minrad International [a,b]	287,200	1,375,688
NMT Medical [a,b]	174,800	1,393,156
Possis Medical [a,b]	156,200	2,116,510
Shamir Optical Industry [a,b]	145,700	1,749,857
Syneron Medical [a,b]	64,700	1,529,508
Synovis Life Technologies [a,b]	18,300	394,731
Thermage [a]	224,700	1,590,876
Vital Images [a,b]	120,000	2,342,400
Young Innovations	141,465	4,047,314

		35,178,085

Personal Care - 0.3%
Nutraceutical International [a]	146,500	2,228,265

Total		75,095,059

Industrial Products - 8.9%
Automotive - 0.5%
Aftermarket Technology [a]	108,900	3,456,486

Building Systems and Components - 2.3%
AAON	192,675	3,801,478
Drew Industries [a,b]	154,100	6,268,788
Flanders Corporation [a]	100,700	460,199
LSI Industries	218,750	4,488,750

		15,019,215

Industrial Components - 0.4%
Powell Industries [a]	67,500	2,557,575

Machinery - 1.8%
Eagle Test Systems [a]	169,100	2,167,862
Key Technology [a]	153,200	4,611,320
T-3 Energy Services [a]	116,297	4,958,904

		11,738,086

Metal Fabrication and Distribution - 2.9%
Dynamic Materials	133,000	6,369,370
Novamerican Steel [a]	118,156	5,981,057
Olympic Steel	216,400	5,877,424
Samuel Manu-Tech	78,800	1,030,702

		19,258,553

Specialty Chemicals and Materials - 0.4%
American Vanguard	111,033	2,167,364
Hawkins	53,300	767,520

		2,934,884

Other Industrial Products - 0.6%
Peerless Manufacturing [a]	166,600	3,998,400

Total		58,963,199

Industrial Services - 12.8%
Commercial Services - 4.4%
Barrett Business Services	84,099	2,004,079
BB Holdings [a]	836,924	3,553,116
Electro Rent [a]	110,100	1,542,501
GP Strategies [a]	336,100	3,730,710
Intersections [a]	301,042	3,073,639
LECG Corporation [a,b]	444,396	6,621,500
MAXIMUS	30,700	1,337,906
Metalico [a,b]	192,900	1,757,319
PeopleSupport [a,b]	219,987	2,631,045
Willdan Group [a]	258,300	2,632,077

		28,883,892

Engineering and Construction - 3.0%
Cavalier Homes [a]	405,700	1,298,240
Cavco Industries [a,b]	171,481	5,744,613
Exponent [a]	339,500	8,518,055
Sterling Construction [a,b]	187,000	4,315,960

		19,876,868

Food and Tobacco Processors - 1.5%
Imperial Sugar Company	144,400	3,773,172
Omega Protein [a,b]	340,300	3,079,715
Zapata Corporation [a]	394,300	2,838,960

		9,691,847

Printing - 1.0%
CSS Industries	64,000	2,302,080
Courier Corporation	81,718	2,877,291
Ennis	81,500	1,796,260

		6,975,631

Transportation and Logistics - 2.9%
Euroseas	376,600	5,471,998
Marten Transport [a,b]	261,449	4,028,929
Patriot Transportation Holding [a,b]	58,409	5,743,941
Vitran Corporation Cl. A [a]	259,050	4,289,868

		19,534,736

Total		84,962,974

Natural Resources - 16.5%
Energy Services - 4.4%
Flotek Industries [a,b]	83,100	3,668,865
Gulf Island Fabrication	108,400	4,161,476
Particle Drilling Technologies [a,b]	332,200	1,096,260
Savanna Energy Services [a]	166,084	2,838,615
Superior Well Services [a,b]	65,600	1,491,088
TGC Industries [a]	381,788	4,043,135
Tesco Corporation [a]	213,600	5,799,240
Total Energy Services Trust	538,900	4,328,971
World Energy Solutions [a]	1,917,200	2,100,988

		29,528,638

Oil and Gas - 2.9%
Bronco Drilling [a,b]	511,200	7,565,760
Edge Petroleum [a,b]	507,200	6,512,448
Kodiak Oil & Gas [a,b]	440,000	1,452,000
PetroCorp [a,c]	163,200	0
Pioneer Drilling [a]	152,500	1,857,450
TXCO Resources [a,b]	183,200	1,641,472

		19,029,130

Precious Metals and Mining - 8.7%
Alamos Gold [a]	429,200	2,709,874
Allied Nevada Gold [a,b]	364,209	1,821,045
Central African Gold [a]	1,571,326	1,302,047
Eldorado Gold [a,b]	200,000	1,210,000
Endeavour Mining Capital	694,900	6,720,895
Endeavour Silver [a,b]	428,100	1,425,573
Entree Gold [a]	988,700	2,471,750
First Majestic Silver [a]	775,800	3,080,893
Gammon Gold [a,b]	350,447	4,149,292
Greystar Resources [a]	329,300	2,284,391
Hecla Mining [a,b]	320,500	2,868,475
Metallica Resources [a,b]	658,500	2,923,740
Midway Gold [a]	782,900	2,440,044
Miramar Mining [a,b]	338,000	1,602,120
Northern Orion Resources [a]	388,600	2,498,698
Quaterra Resources [a]	542,500	1,505,354
Red Back Mining [a]	677,100	4,492,897
Silvercorp Metals [a]	105,800	2,205,031
U.S. Gold [a]	518,600	3,251,622
US Silver [a]	2,394,000	2,358,739
Uranium Resources [a,b]	197,800	1,857,342
Western Copper [a,b]	1,511,200	2,430,925

		57,610,747

Real Estate - 0.5%
Kennedy-Wilson [a,b]	84,000	3,276,000

Total		109,444,515

Technology - 17.2%
Aerospace and Defense - 2.6%
Aerovironment [a,b]	135,770	3,124,068
American Science & Engineering [a]	42,500	2,663,050
Axsys Technologies [a,b]	163,600	5,065,056
Ducommun [a]	125,400	4,050,420
Integral Systems	89,077	1,914,265
TVI Corporation [a,b]	1,122,590	404,132

		17,220,991

Components and Systems - 2.8%
Digi International [a,b]	256,200	3,648,288
Excel Technology [a]	205,900	5,137,205
LaCie [a]	278,000	2,537,050
TTM Technologies [a,b]	606,200	7,013,734

		18,336,277

Distribution - 0.6%
Diploma	164,551	3,713,482

Internet Software and Services - 2.0%
Answers Corporation [a,b]	144,100	1,185,943
CryptoLogic	113,000	2,260,000
Descartes Systems Group (The) [a,b]	240,000	1,132,800
iPass [a,b]	476,500	2,001,300
Jupitermedia Corporation [a,b]	458,207	2,900,450
Packeteer [a,b]	226,300	1,719,880
SupportSoft [a,b]	372,100	2,173,064

		13,373,437

Semiconductors and Equipment - 5.6%
Advanced Energy Industries [a,b]	141,100	2,130,610
Cascade Microtech [a,b]	184,763	1,832,849
CEVA [a]	436,500	3,924,135
Genesis Microchip [a,b]	140,000	1,097,600
Ikanos Communications [a]	261,900	1,458,783
Integrated Silicon Solution [a]	459,824	2,896,891
NetList [a]	653,200	1,352,124
Nextest Systems [a]	433,700	5,577,382
PDF Solutions [a,b]	380,900	3,763,292
QuickLogic Corporation [a,b]	287,800	938,228
Saifun Semiconductors [a]	554,200	5,519,832
Semitool [a,b]	275,500	2,672,350
Supertex [a,b]	101,100	4,031,868

		37,195,944

Software - 1.8%
Fundtech [a,b]	128,100	2,246,874
Moldflow Corporation [a]	71,300	1,373,238
NetScout Systems [a,b]	270,400	2,947,360
Pervasive Software [a]	168,505	798,714
PLATO Learning [a]	829,237	3,134,516
SeaChange International [a,b]	244,400	1,691,248

		12,191,950

Telecommunications - 1.8%
Anaren [a]	198,100	2,793,210
Atlantic Tele-Network	151,750	5,516,112
KVH Industries [a,b]	199,400	1,706,864
PC-Tel [a]	254,900	1,934,691

		11,950,877

Total		113,982,958

Miscellaneous [d] - 4.8%
Total		31,382,405

TOTAL COMMON STOCKS
(Cost $475,697,660)		566,984,812

REPURCHASE AGREEMENTS - 14.8%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $27,927,050 (collateralized by obligations of various U.S. Government Agencies, valued at $31,087,500)
(Cost $27,916,000)		27,916,000

Lehman Brothers (Tri-Party), 4.55% dated 9/28/07, due 10/1/07, maturity value $70,026,542 (collateralized by obligations of various U.S. Government Agencies, valued at $71,431,369)
(Cost $70,000,000)		70,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $97,916,000)		97,916,000

COLLATERAL RECEIVED FOR SECURITIES LOANED- 16.6%
Money Market Funds State Street Navigator Securities Lending Prime Portfolio (7 day yield-5.23%)
(Cost $109,957,277)		109,957,277

TOTAL INVESTMENTS - 117.0%
(Cost $683,570,937)		774,858,089

LIABILITIES LESS CASH AND OTHER ASSETS - (17.0)%		(112,451,931)

NET ASSETS - 100.0%		$662,406,158

SCHEDULES OF INVESTMENTS
ROYCE CAPITAL FUND- SMALL-CAP PORTFOLIO
SEPTEMBER 30, 2007 (UNAUDITED)

COMMON STOCKS - 85.0%
	SHARES	VALUE
Consumer Products - 7.2%
Apparel and Shoes - 0.7%
K-Swiss Cl. A	102,400	$2,345,984

Home Furnishing and Appliances - 1.6%
Ethan Allen Interiors	108,900	3,559,941
Stanley Furniture	136,600	2,219,750

		5,779,691

Sports and Recreation - 2.6%
Thor Industries	122,200	5,497,778
Winnebago Industries	151,300	3,613,044

		9,110,822

Other Consumer Products - 2.3%
RC2 Corporation [a,b]	168,513	4,666,125
Sonic Solutions [a,b]	338,600	3,545,142

		8,211,267

Total		25,447,764

Consumer Services - 9.4%
Direct Marketing - 1.3%
Nu Skin Enterprises Cl. A	274,000	4,427,840

Leisure and Entertainment - 0.7%
International Speedway Cl. A	57,600	2,641,536

Media and Broadcasting - 0.3%
Westwood One [b]	351,400	966,350

Restaurants and Lodgings - 1.4%
CEC Entertainment [a,b]	185,500	4,984,385

Retail Stores - 5.7%
Buckle (The)	133,200	5,053,608
Cato Corporation Cl. A	210,100	4,294,444
Charlotte Russe Holding [a,b]	244,300	3,576,552
Deb Shops	95,000	2,554,550
Dress Barn (The) [a,b]	284,100	4,832,541

		20,311,695

Total		33,331,806

Financial Intermediaries - 4.8%
Insurance - 3.1%
Aspen Insurance Holdings	7,400	206,534
Assured Guaranty	95,500	2,594,735
Max Capital Group	147,203	4,127,572
Meadowbrook Insurance Group [a,b]	277,300	2,498,473
ProAssurance Corporation [a,b]	14,100	759,567
Security Capital Assurance [b]	34,200	781,128

		10,968,009

Securities Brokers - 1.7%
Knight Capital Group Cl. A [a,b]	509,800	6,097,208

Total		17,065,217

Health - 4.9%
Drugs and Biotech - 0.2%
Emergent Biosolutions [a,b]	75,300	668,664

Health Services - 1.0%
U.S. Physical Therapy [a]	226,200	3,347,760

Medical Products and Devices - 1.4%
Home Diagnostics [a,b]	161,884	1,550,849
Vital Signs	67,600	3,524,664

		5,075,513

Personal Care - 2.3%
Inter Parfums	217,531	5,148,959
Nutraceutical International [a]	198,104	3,013,162

		8,162,121

Total		17,254,058

Industrial Products - 19.1%
Automotive - 1.0%
Dorman Products [a]	148,159	2,092,005
Miller Industries [a,b]	92,400	1,581,888

		3,673,893

Building Systems and Components - 1.0%
Simpson Manufacturing [b]	108,585	3,458,432

Construction Materials - 1.4%
Eagle Materials	134,600	4,810,604

Industrial Components - 0.9%
Bel Fuse Cl. A	19,892	759,477
Bel Fuse Cl. B	69,388	2,404,988

		3,164,465

Machinery - 8.5%
Applied Industrial Technologies	155,200	4,784,816
Eagle Test Systems [a,b]	153,669	1,970,037
Gardner Denver [a,b]	96,900	3,779,100
Graco	51,000	1,994,610
Lincoln Electric Holdings	50,500	3,919,305
MTS Systems	102,509	4,264,374
Rofin-Sinar Technologies [a,b]	61,200	4,296,852
Woodward Governor	80,700	5,035,680

		30,044,774

Metal Fabrication and Distribution - 4.9%
Metal Management	113,400	6,146,280
Quanex Corporation	46,200	2,170,476
Schnitzer Steel Industries Cl. A	57,900	4,243,491
Universal Stainless & Alloy Products [a,b]	124,660	4,960,221

		17,520,468

Specialty Chemicals and Materials - 1.4%
Westlake Chemical	196,100	4,967,213

Total		67,639,849

Industrial Services - 12.7%
Commercial Services - 9.2%
Barrett Business Services	183,426	4,371,042
CRA International [a,b]	58,300	2,809,477
Heidrick & Struggles International [a,b]	148,500	5,412,825
Kforce [a,b]	271,300	3,488,918
Korn/Ferry International [a,b]	290,100	4,789,551
Labor Ready [a,b]	304,000	5,627,040
LECG Corporation [a]	382,216	5,695,018
SM&A [a]	79,434	541,740

		32,735,611

Engineering and Construction - 0.5%
Exponent [a]	66,016	1,656,342

Transportation and Logistics - 3.0%
Arkansas Best	109,600	3,579,536
Heartland Express	244,800	3,495,744
Nordic American Tanker Shipping	2,700	105,948
Pacer International	187,400	3,569,970

		10,751,198

Total		45,143,151

Natural Resources - 15.9%
Energy Services - 6.6%
Ensign Energy Services	208,900	3,944,244
Oil States International [a,b]	186,900	9,027,270
Patterson-UTI Energy	35,400	798,978
RPC [b]	291,300	4,139,373
Superior Well Services [a,b]	246,669	5,606,786

		23,516,651

Oil and Gas - 6.7%
Cimarex Energy	58,518	2,179,796
Grey Wolf [a,b]	551,100	3,609,705
Mariner Energy [a,b]	223,200	4,622,472
St. Mary Land & Exploration	160,100	5,710,767
Unit Corporation [a]	157,500	7,623,000

		23,745,740

Precious Metals and Mining - 2.6%
Agnico-Eagle Mines	105,000	5,229,000
Pan American Silver [a,b]	86,000	2,485,400
Silver Standard Resources [a,b]	40,500	1,510,245

		9,224,645

Total		56,487,036

Technology - 9.5%
Components and Systems - 1.5%
Digi International [a,b]	124,600	1,774,304
Rimage Corporation [a,b]	160,897	3,610,529

		5,384,833

Internet Software and Services - 0.3%
iPass [a,b]	273,980	1,150,716

IT Services - 1.0%
Perot Systems Cl. A [a,b]	217,900	3,684,689

Semiconductors and Equipment - 3.7%
Entegris [a,b]	253,400	2,199,512
Fairchild Semiconductor International [a,b]	70,900	1,324,412
IXYS Corporation [a,b]	64,200	669,606
MKS Instruments [a,b]	221,700	4,216,734
Nextest Systems [a]	164,500	2,115,470
Semitool [a,b]	175,350	1,700,895
Techwell [a,b]	71,918	763,769

		12,990,398

Software - 1.1%
ManTech International Cl. A [a,b]	54,700	1,968,106
Pervasive Software [a]	379,372	1,798,223

		3,766,329

Telecommunications - 1.9%
Comtech Telecommunications [a]	86,900	4,648,281
NETGEAR [a,b]	72,000	2,190,240

		6,838,521

Total		33,815,486

Miscellaneous [d] - 1.5%
Total		5,202,746

TOTAL COMMON STOCKS
(Cost $285,320,428)		301,387,113

REPURCHASE AGREEMENTS - 15.3%
State Street Bank & Trust Company, 4.75% dated 9/28/07, due 10/1/07, maturity value $14,376,689 (collateralized by obligations of various U.S. Government Agencies, valued at $16,600,000)
(Cost $14,371,000)		14,371,000

Lehman Brothers (Tri-Party), 4.55% dated 9/28/07, due 10/1/07, maturity value $40,015,167 (collateralized by obligations of various U.S. Government Agencies, valued at $40,816,539)
(Cost $40,000,000)		40,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost $54,371,000)		54,371,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 20.5%
Money Market Funds State Street Navigator Securities Lending Prime Portfolio (7 day yield-5.23%)
(Cost $72,737,343)		72,737,343

TOTAL INVESTMENTS - 120.8%
(Cost $412,428,771)		428,495,456

LIABILITIES LESS CASH AND OTHER ASSETS - (20.8)%		(73,649,381)

NET ASSETS - 100.0%		$354,846,075

a	Non-income producing.

b	All or a portion of these securities were on loan at September 30, 2007. Total market value of loaned securities at September 30, 2007 was as follows:

	Fund	Market Value

	Micro-Cap Portfolio	$105,815,642
	Small-Cap Portfolio	70,104,061

c	A security for which market quotations are no longer readily available represents 0.0% of net assets for Micro-Cap Portfolio. This security has been valued at its fair value under procedures established by the Fund’s Board of Trustees.

d	Includes securities first acquired in 2007 and less than 1% of net assets.

At September 30, 2007, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The following transactions were effected in shares of such companies for the period ended September 30, 2007.

		Shares	Market Value	Cost of	Cost of	Realized	Dividend	Shares	Market Value
	Affiliated Company	12/31/06	12/31/06	Purchases	Sales	Gain (Loss)	Income	9/30/07	9/30/07
	Micro-Cap Portfolio Inforte Corporation*	396,000	$1,481,040	$2,416,930	$4,661,818	$(106,129)	$-

			$1,481,040			$(106,129)	$-

*	Not an Affiliated Company at September 30, 2007.

	TAX INFORMATION:
	At September 30, 2007, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$683,682,638	$91,175,451	$127,062,253	$35,886,802
Small-Cap Portfolio	412,432,565	16,062,891	39,317,126	23,254,235

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. The Funds value their non-U.S. securities in U.S. dollars on the basis of foreign currency exchange rates provided to the Funds by their custodian, State Street Bank and Trust Company. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Recent Accounting Pronouncements:
FASB Statement of Financial Accounting Standard No. 157, “Fair Value Measurement” (“FAS 157”), provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. The standard is not expected to materially impact the Fund’s financial statements.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)  The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

         Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: November 27, 2007

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Capital Fund
Date: November 27, 2007